Related party disclosures - Summary of Compensation for the Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	€ 475	€ 429	€ 348
Share-based compensation expense	1,977	2,192	1,318
Total cash compensation	2,452	2,621	1,666
Peter Chambre [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	90	85	80
Share-based compensation expense	239	285	203
Total cash compensation	329	370	283
Michael G. Atieh [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	70	68	60
Share-based compensation expense	239	285	203
Total cash compensation	309	353	263
Paul Carter [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	65	63	56
Share-based compensation expense	239	285	203
Total cash compensation	304	348	259
Heather L. Mason [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	50	48	43
Share-based compensation expense	239	285	203
Total cash compensation	289	333	246
Adam Stone [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	50	48	43
Share-based compensation expense	239	285	203
Total cash compensation	289	333	246
Nancy Valente [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation			23
Share-based compensation expense			97
Total cash compensation			120
Mathias Hothum [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	50	48
Share-based compensation expense	236	269
Total cash compensation	286	317
Eliot Forster [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	50	48	43
Share-based compensation expense	239	287	206
Total cash compensation	289	335	€ 249
Alise Reicin [Member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Supervisory board compensation	50	21
Share-based compensation expense	307	211
Total cash compensation	€ 357	€ 232